UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07532

Registrant Name: Municipal Advantage Fund Inc.

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 10/31/06

Date of Reporting Period: 7/31/06

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

MUNICIPAL ADVANTAGE FUND INC.
SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	MUNICIPAL BONDS & NOTES-95.0%
	California-14.1%
$1,000	Foothill/Eastern Corridor Agcy., Toll Rd. Rev., 5.75%, 1/15/40	Baa3/BBB-	$1,034,220
1,000	Los Angeles Unified School Dist., GO, 5.75%, 7/1/16 (MBIA)	Aaa/AAA	1,139,430
1,400	Sacramento Muni. Utility Electric Dist. Rev., 5.75%, 7/1/18, Ser. K (AMBAC)	Aaa/AAA	1,604,596
1,000	State Dept. Water Res. Rev., 5.50%, 5/1/16, Ser. A (AMBAC)	Aaa/AAA	1,098,320
	State, GO,
2,000	5.00%, 5/1/16	A1/A+	2,117,520
7,000	5.125%, 11/1/24	A1/A+	7,272,020
1,000	State Health Facs. Financing Auth. Rev., 5.00%, 3/1/33	NR/A	1,007,210
7,000	State Housing Financing Agcy., Rev., 4.95%, 8/1/36, Ser. A	Aa3/AA-	6,938,400

			22,211,716

	Colorado-1.0%
1,500	Denver Convention Center, Auth. Rev., 5.00%, 12/1/21,
	Ser. A (XLCA) (Pre-refunded @ $100, 12/1/13) (a)	Aaa/AAA	1,597,380

	District of Columbia-1.4%
	State, GO,
955	5.25%, 6/1/27, Ser. A, (MBIA)	Aaa/AAA	983,435
145	5.25%, 6/1/27, Ser. A, (MBIA) (Pre-refunded @ $101, 6/1/08) (a)	Aaa/AAA	150,252
1,000	World Wildlife Fund, 6.00%, 7/1/18, Ser. A (AMBAC)	Aaa/AAA	1,080,740

			2,214,427

	Florida-7.1%
1,355	Highlands Cnty., Health Facs. Auth. Rev., 5.375%, 11/15/35	A2/A+	1,401,165
4,275	Miami-Dade Cnty., Expressway Auth. Toll System Rev., 5.00%, 7/1/29, Ser. B (FGIC)	Aaa/AAA	4,410,133
5,050	Tampa Water & Sewer Rev., 5.00%, 10/1/16 (FSA)	Aaa/AAA	5,390,118

			11,201,416

	Georgia-4.8%
1,000	Atlanta Dev. Auth. Rev., 5.25%, 7/1/12, Ser. A	A3/NR	1,045,410
2,350	Atlanta Water & Wastewater Rev., 5.00%, 11/1/37 (FSA)	Aaa/AAA	2,405,648
2,000	Chatham Cnty. Hospital Auth. Rev., 5.75%, 1/1/29	A3/A-	2,141,760
1,750	Cherokee Cnty. Water & Sewer Auth. Rev., 5.50%, 8/1/23 (MBIA)	Aaa/AAA	1,976,485

			7,569,303

	Hawaii-2.7%
1,000	State Airport System Rev., 5.75%, 7/1/21, Ser. A (FGIC)	Aaa/AAA	1,068,380
3,000	State Dept. of Budget & Finance, 5.75%, 12/1/18, Ser. B (AMBAC) (b)	Aaa/AAA	3,172,050

			4,240,430

	Illinois-8.3%
1,145	Chicago O' Hare Intl. Airport Rev., 5.50%, 1/1/15 (AMBAC)	Aaa/AAA	1,220,604
1,800	Chicago School Board of Education Reform, GO, 5.25%, 12/1/21, Ser. A (FGIC)	Aaa/AAA	1,975,554
1,000	Chicago Wastewater Transmission Rev., 6.00%, 1/1/17 (MBIA) (Pre-refunded @ $101, 1/1/10) (a)	Aaa/AAA	1,077,960
1,000	Chicago Water Rev., 5.25%, 11/1/17 (FGIC)	Aaa/AAA	1,034,690
1,000	Health Facs. Auth. Rev., Centegra Health System, 5.25%, 9/1/24	NR/A-	1,012,290
1,000	Madison & St. Clair Cnty. School Dist., GO, 5.50%, 2/1/16 (FGIC) (Pre-refunded @ $100, 2/1/11) (a)	Aaa/AAA	1,069,710
1,100	McHenry & Lake Cntys., Cmnty. High School Dist., GO, 5.125%, 1/1/19 (FGIC)
	(Pre-refunded @ $100, 1/1/11) (a)	Aaa/NR	1,158,718
	Regional Transmission Auth.,
1,005	5.50%, 6/1/16, Ser. B (FGIC)	Aaa/AAA	1,109,128
2,000	6.00%, 6/1/23 (FGIC)	Aaa/AAA	2,372,300
1,000	State Toll Highway Auth. Rev., 5.50%, 1/1/15, Ser. A (FSA)	Aaa/AAA	1,101,760

			13,132,714

	Indiana-0.6%
1,000	Indianapolis Local Public Impt. Board, 5.00%, 2/1/17, Ser. A	Aaa/AAA	1,023,950

	Kentucky-1.4%
2,125	Louisville & Jefferson Cnty. Regional Airport Auth. System Rev., 5.375%, 7/1/23, Ser. A (FSA) (b)	Aaa/AAA	2,211,487

	Maine-2.0%
3,320	State Housing Auth. Rev., 4.85%, 11/15/36, Ser. A-2 (b)	Aa1/AA+	3,234,377

MUNICIPAL ADVANTAGE FUND INC.
SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	Massachusetts-1.7%
$1,500	State, GO, 5.50%, 11/1/20, Ser. C (Pre-refunded @ $100, 11/1/12) (a)	Aa2/AA	$1,630,155
1,000	State Health & Educational Facs. Auth. Rev., 5.125%, 7/1/19, Ser. B	Aa2/AA-	1,028,410
90	State Water Pollution Abatement Trust, 6.375%, 2/1/15, Ser.A	Aaa/AAA	90,184

			2,748,749

	Michigan-2.8%
1,065	Bloomingdale Public School Dist. No. 16, GO, 5.50%, 5/1/19 (Pre-refunded @ $100, 11/1/11) (a)	Aa2/AA	1,142,457
2,000	Grand Valley Univ. Rev., 5.50%, 2/1/18 (FGIC)	Aaa/AAA	2,185,160
1,075	Lincoln School Dist., GO, 5.50%, 5/1/19 (Pre-refunded @ $100, 11/1/11) (a)	Aa2/AA	1,159,946

			4,487,563

	Nevada-0.9%
1,100	Clark Cnty. Park & Regional Justice Center, GO, 5.50%, 11/1/17 (Pre-refunded @ $100, 11/1/09) (a)	Aa1/AA+	1,157,288
	Housing Division Rev.,
40	5.65%, 4/1/22, Ser. A (b)	NR/AA	40,731
100	5.95%, 4/1/22 (b)	Aa2/AA	101,415
55	6.125%, 4/1/22, Ser. B-2 (FHA) (b)	Aa2/AA	56,600
50	6.20%, 4/1/17, Ser. B-1 (AMBAC)	Aaa/AAA	50,367

			1,406,401

	New Hampshire-0.1%
	State Housing Finance Auth. (b),
45	6.50%, 7/1/14, Ser. D	Aa2/NR	45,968
35	6.90%, 7/1/19, Ser. C	Aa2/NR	35,068

			81,036

	New Jersey-0.5%
750	Tobacco Settlement Financing Corp. Rev., 6.75%, 6/1/39	Baa3/BBB	841,238

	New Mexico-5.2%
8,035	Albuquerque Lodger Tax Rev., 5.00%, 7/1/37, Ser. A (FSA)	Aaa/AAA	8,219,162

	New York-5.1%
	State, GO,
1,250	5.00%, 11/1/34, Ser. D	A1/AA-	1,276,338
750	5.25%, 9/15/33, Ser. C	A1/AA-	783,915
1,000	5.50%, 9/15/19, Ser. C	A1/AA-	1,073,530
1,500	State Dormitory Auth Revs., New York Univ., 5.75%, 7/1/27, Ser. A (MBIA)	Aaa/AAA	1,742,925
250	State Mortgage Agcy., Rev., 4.80%, 10/1/37	Aa1/NR	244,448
2,825	Triborough Bridge & Tunnel Auth. Rev., 5.125%, 11/15/29, Ser. B	Aa2/AA-	2,942,718

			8,063,874

	North Dakota-0.3%
423	State Housing Finance Agcy. Rev., 5.50%, 7/1/18, Ser. C (b)	Aa1/NR	427,865

	Ohio-5.3%
1,155	Akron Sewer System Rev., 5.25%, 12/1/18 (MBIA)	Aaa/NR	1,229,682
2,770	Cuyahoga Cnty., GO, 5.60%, 5/15/13 (MBIA)	Aaa/AAA	2,955,867
2,000	Hamilton Cnty. Sales Tax, 5.25%, 12/1/32, Ser. B (AMBAC)	Aaa/NR	2,079,880
1,000	Hamilton Cnty. Sewer System Rev., 5.75%, 12/1/25, Ser. A (MBIA) (Pre-refunded @ $101, 6/1/10) (a)	Aaa/AAA	1,077,550
885	Summit Cnty., GO, 6.25%, 12/1/15 (FGIC) (Pre-refunded @ $101, 12/1/10) (a)	Aaa/AAA	977,598

			8,320,577

	Pennsylvania-2.1%
2,000	Allegheny Cnty. Hospital Dev. Auth., 6.00%, 7/1/23, Ser. B (MBIA)	Aaa/AAA	2,355,160
845	South Wayne Cnty. Water & Sewer, 5.95%, 10/15/13 (AMBAC) (b)	Aaa/AAA	938,719

			3,293,879

MUNICIPAL ADVANTAGE FUND INC.
SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	South Dakota-0.6%
$825	Heartland Consumers Power Dist. Rev., 7.00%, 1/1/16	Aaa/AAA	$931,103

	Tennessee-0.7%
140	Housing Dev. Agcy., 6.375%, 7/1/22 (b)	Aa2/AA	142,842
960	Memphis-Shelby Cnty. Airport Auth. Rev., 6.25%, 3/1/15, Ser. D (AMBAC) (b)	Aaa/AAA	1,037,395

			1,180,237

	Texas-10.2%
1,000	Corpus Christi, GO, 5.00%, 3/1/21 (FSA) (Pre-refunded @ $100, 3/1/11) (a)	Aaa/AAA	1,042,523
1,700	Dallas, GO, 4.50%, 2/15/22	Aa1/AA+	1,699,966
3,400	Fort Bend Indpt. School Dist., GO, 5.25%, 8/15/18 (PSF)	NR/AAA	3,546,438
	Houston Water Conveyance System, CP, (AMBAC),
1,000	6.25%, 12/15/14, Ser. J	Aaa/AAA	1,147,340
1,400	7.50%, 12/15/15, Ser. H	Aaa/AAA	1,754,438
1,500	Port Houston Auth., Harris Cnty., GO, 5.75%, 10/1/17 (b)	Aa1/AA+	1,503,900
2,000	Richardson Hospital Auth., 6.00%, 12/1/19	Baa2/BBB	2,159,820
2,000	Texas Tech Univ. Rev., 5.50%, 8/15/18 (MBIA) (Pre-refunded @ $100, 2/15/12) (a)	Aaa/AAA	2,162,640
1,000	Univ. Houston Rev., 5.25%, 2/15/17 (MBIA) (Pre-refunded @ $100, 2/15/10) (a)	Aaa/AAA	1,046,900

			16,063,965

	Utah-0.0%
5	State Housing Finance Agcy., 6.35%, 7/1/11 (FHA)	Aaa/NR	5,098

	Washington-9.7%
5,000	Energy Northwest Elec. Rev., 5.75%, 7/1/17, Ser. A (MBIA)	Aaa/AAA	5,440,300
1,005	Franklin Cnty. Public Utility Rev., 5.625%, 9/1/15 (MBIA)	Aaa/AAA	1,083,581
1,000	Grant Cnty. Public Utility Dist., 4.75%, 1/1/38, Ser. B (FGIC) (b)	Aaa/AAA	965,160
1,500	Port Seattle Rev., 5.625%, 2/1/24, Ser.B (MBIA) (b)	Aaa/AAA	1,575,705
3,000	State, GO, Motor Vehicle Dept., 5.625%, 7/1/25, Ser. B	Aa1/AA	3,160,560
2,500	State Housing Fin. Comm., Rev., 4.85%, 12/1/25	Aaa/NR	2,488,050
500	Vancouver, GO, 5.25%, 12/1/18 (MBIA)	Aaa/AAA	546,070

			15,259,426

	West Virginia-0.7%
1,000	Braxton Cnty. Solid Waste Disp. Rev., Weyerhaeuser Co., 6.125%, 4/1/26 (b)	Baa2/BBB	1,032,700

	Wisconsin-5.0%
1,000	State, GO, 5.00%, 5/1/37, Ser. C	Aaa/AAA	1,004,520
7,000	State Housing & Economic Dev. Auth., Rev., 4.875%, 3/1/36	Aa2/AA	6,849,430

			7,853,950

	Wyoming-0.7%
1,000	Student Loan Corp. Rev., 6.20%, 6/1/24, Ser. A	NR/AA	1,056,380

	Total Municipal Bonds & Notes (cost-$146,578,510)		149,910,403

	OTHER MUNICIPAL BONDS-4.3%
	Puerto Rico-4.3%
1,000	Commonwealth Highway & Transportation Auth Rev.,
	5.50%, 7/1/16, Ser. AA (FGIC)	Aaa/AAA	1,115,260
5,250	Public Finance Corp. Rev., 5.00%, 8/1/16, Ser. C (FSA)	Aaa/AAA	5,611,620

	Total Other Municipal Bonds (cost-$6,899,043)		6,726,880

MUNICIPAL ADVANTAGE FUND INC.
SCHEDULE OF INVESTMENTS
July 31, 2006
(unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

	VARIABLE RATE DEMAND NOTES (c)-0.7%
	New York-0.2%
$400	State, GO, 3.66%, 8/1/06, Ser. B-2	VMIG1/A-1+	$400,000

	Texas-0.5%
800	Gulf Coast Waste Disp. Auth. Environmental Facs. Rev., 3.65%, 8/1/06 (FSA)	VMIGI1/A-1+	800,000

	Total Variable Rate Demand Notes (cost-$1,200,000)		1,200,000

	Total Investments (cost-$154,677,553)-100%		$157,837,283

Notes to Schedule of Investments:

*		Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Directors. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for which the over-the-counter market is the primary market or for listed securities in which there were no sales for more securities. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally 4:00 p.m. Eastern time on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

Footnotes:
	(a)	Pre-refunded are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.
	(b)	Subject to Alternative Minimum Tax.
	(c)	Variable Rate Demand Notes - Instruments whose interest rates change on a specific date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change.

Glossary:

AMBAC- insured by American Municipal Bond Assurance Corp.
CP- Certificates of Participation
FGIC- insured by insured Financial Guaranty Insurance Co.
FHA- insured by Federal Housing Administration
FSA- insured by Financial Security Assurance, Inc.
GO- General Obligation Bonds
MBIA- insured by Municipal Bond Investors Assurance
NR- Not rated
PSF- Public School Fund
XLCA - insured by XL Capital Assurance

Item 2. Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

      (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Municipal Advantage Fund Inc.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 19, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: September 19, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: September 19, 2006